Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Share-Based Awards
The weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of stock option awards granted to employees during 2021 and 2020 were as follows:

	2021	2020
Expected stock price volatility	97.06%	97.86%
Risk free interest rate	1.07%	0.51%
Expected term (in years)	5.78	5.44
Expected dividend yield	—	—

Schedule of Share-Based Award Activity
The following table summarizes the stock option activity for the periods presented:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding at January 1, 2020	10,414	$20.67	8.2
Granted	14,416	$15.79
Outstanding at December 31, 2020	24,830	$17.84	8.4
Granted	481,861	$5.05
Outstanding at December 31, 2021	506,691	$5.68	9.3
Vested and exercisable at December 31, 2021	130,059	$7.30	9.0
Vested and expected to vest at December 31, 2021	506,691	$5.68	9.3

Schedule of RSU Share-Based Payment Award Activity
The following table summarizes activity related to RSU share-based payment awards:

	Number of RSUs	Weighted Average Grant Date Fair value
Unvested balance at January 1, 2020	—
Granted	177	$ 13.55
Vested	(132)	$ 13.55
Unvested balance at December 31, 2020	45	$ 13.55
Granted	50,096	$1.74
Vested	(20,915)	$1.77
Cancelled	(29,226)	$1.74
Unvested balance at December 31, 2021	—